TAX SITUATION - tax rates (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of tax situation [Line Items]
Rate	29.50%	29.50%	29.50%
Number of Units of Tax Value	S/ 120
Tax Vaue amount	S/ 4,200
Up to 1 year [Member]
Disclosure of tax situation [Line Items]
Rate	32.00%
Surcharge Rate	4.00%
2021
Disclosure of tax situation [Line Items]
Rate	31.00%
Surcharge Rate	3.00%
2022
Disclosure of tax situation [Line Items]
Rate	30.00%
Surcharge Rate	3.00%
As of 2023
Disclosure of tax situation [Line Items]
Rate	30.00%